Municipal Money Market Fund Summary

Class/Ticker: Class A - WMUXX

Summary Prospectus

June 1, 2015

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargoadvantagefunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus") and statement of additional information ("SAI") dated June 1, 2015 are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.30%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.54%
Total Annual Fund Operating Expenses	0.84%
Fee Waiver	0.19%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.65%
1.	The Adviser has contractually committed through May 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$66
3 Years	$249
5 Years	$447
10 Years	$1,020

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments; and

    at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

  We may also invest:

    any amount in securities that pay interest subject to federal AMT.

  We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

  We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax.

  Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

  Principal Investment Risks

  An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

  Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

  Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

  Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

  Money Market Fund Risk. Although a Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

  Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

  Regulatory Risk. On July 23, 2014, the Securities and Exchange Commission voted to amend various rules related to money market funds, including Rule 2a-7. There are various compliance dates for these amendments, with the latest being October 14, 2016. In order to comply, the Fund may be required to take certain steps that could affect money market fund investments and operations. The precise nature of these changes and their impact on the Fund and its shareholders has not yet been determined.

  Performance

  The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

  Calendar Year Total Returns as of 12/31 each year
  Class A

Highest Quarter: 3rd Quarter 2007	+0.77%
Lowest Quarter: 1st Quarter 2014	+0.00%
Year-to-date total return as of 3/31/2015 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2014
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A	1/5/1995	0.03%	0.03%	0.95%

  Fund Management

Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

  Purchase and Sale of Fund Shares

  In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

  Minimum Initial Investment
  Regular Accounts: $1,000
  IRAs, IRA Rollovers, Roth IRAs: $250
  UGMA/UTMA Accounts: $50
  Employer Sponsored Retirement Plans: No Minimum

  Minimum Additional Investment
  Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
  UGMA/UTMA Accounts: $50
  Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

  Tax Information

  The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific situation.

  Payments to Broker-Dealers and Other Financial Intermediaries

  If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI

  SUPPLEMENT TO THE SUMMARY PROSPECTUSES, PROSPECTUSES AND
  STATEMENTS OF ADDITIONAL INFORMATION
  OF
  WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
  (Each, a “Fund” and together, the “Funds”)

  At a meeting held on May 19-20, 2015, the Board of Trustees of the Funds (the “Board”) approved the following changes in response to the Securities and Exchange Commission’s 2014 amendments to rules governing money market funds, to become effective on or prior to October 14, 2016:

  Retail Money Market Funds

  The Board has preliminarily designated the following Funds as “retail money market funds”, within the meaning of amended Rule 2a-7 under the Investment Company Act of 1940 (the “Retail Money Market Funds”):

    Wells Fargo Advantage Money Market Fund
    Wells Fargo Advantage California Municipal Money Market Fund
    Wells Fargo Advantage Municipal Money Market Fund
    Wells Fargo Advantage National Tax-Free Money Market Fund

  The Board has approved preliminary policies and procedures that are reasonably designed to limit all beneficial owners of the Retail Money Market Funds to natural persons and that will be implemented on or prior to October 14, 2016.  The Retail Money Market Funds will continue to use amortized cost to transact at a stable $1.00 net asset value (“NAV”). The Retail Money Market Funds will be required to adopt policies and procedures to authorize the imposition of a fee on redemptions (“liquidity fee”) and/or a suspension of redemptions (“redemption gate”) in the event that a Fund’s weekly liquid assets fall below designated thresholds, subject to the discretion of the Board.

  Institutional Money Market Funds

  The Board has not designated the following Funds as “retail money market funds” (the “Institutional Money Market Funds”):

    Wells Fargo Advantage Heritage Money Market Fund
    Wells Fargo Advantage Cash Investment Money Market Fund
    Wells Fargo Advantage Municipal Cash Management Money Market Fund

  The Institutional Money Market Funds will be required to transact at their market-based NAV, rounded to four decimal places. The Institutional Money Market Funds will also be required to adopt policies and procedures to authorize the imposition a liquidity fee and/or redemption gate in the event that a Fund’s weekly liquid assets fall below designated thresholds, subject to the discretion of the Board.  The Institutional Money Market Funds will not be limited to institutional investors, but will continue to be available to retail investors as well.

  Government Money Market Funds

  The following Funds will continue to be “government money market funds”, within the meaning of amended Rule 2a-7 under the Investment Company Act of 1940 (the “Government Money Market Funds”):

    Wells Fargo Advantage Government Money Market Fund
    Wells Fargo Advantage Treasury Plus Money Market Fund
    Wells Fargo Advantage 100% Treasury Money Market Fund

  The Government Money Market Funds will continue to use amortized cost to transact at a stable $1.00 NAV. The Board has determined that it has no current intention of voluntarily adopting liquidity fees or redemption gates for the Government Money Market Funds.

  May 21, 2015                                                                                                                      MMAM055/P1203SP

  Municipal Money Market Fund Summary
  (Institutional Class shares are currently closed to new investors.)

  Class/Ticker: Institutional Class - WMTXX

  Summary Prospectus

  June 1, 2015

Link to Prospectus	Link to SAI

  Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargoadvantagefunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus") and statement of additional information ("SAI") dated June 1, 2015 are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

  Investment Objective

  The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

  Fees and Expenses

  These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.30%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.45%
Fee Waiver	0.25%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.20%
1.	The Adviser has contractually committed through May 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

  Example of Expenses

  The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$20
3 Years	$119
5 Years	$227
10 Years	$543

  Principal Investment Strategies

  Under normal circumstances, we invest:

    exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments; and

      at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

    We may also invest:

      any amount in securities that pay interest subject to federal AMT.

    We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

    We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax.

    Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

    Principal Investment Risks

    An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

    Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

    Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

    Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

    Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

    Money Market Fund Risk. Although a Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

    Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

    Regulatory Risk. On July 23, 2014, the Securities and Exchange Commission voted to amend various rules related to money market funds, including Rule 2a-7. There are various compliance dates for these amendments, with the latest being October 14, 2016. In order to comply, the Fund may be required to take certain steps that could affect money market fund investments and operations. The precise nature of these changes and their impact on the Fund and its shareholders has not yet been determined.

    Performance

    The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

    Calendar Year Total Returns as of 12/31 each year
    Institutional Class

Highest Quarter: 3rd Quarter 2007	+0.85%
Lowest Quarter: 1st Quarter 2010	+0.00%
Year-to-date total return as of 3/31/2015 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2014
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class	7/9/2010	0.03%	0.06%	1.10%

    Fund Management

Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

    Purchase and Sale of Fund Shares

    Institutional Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares

    Minimum Initial Investment
     Institutional Class: $10 million (certain eligible investors may not be subject to a minimum initial investment) (Institutional Class shares of this Fund are closed to new investors.)   Minimum Additional Investment
    Institutional Class: None

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your investment representative.

    Tax Information

    The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific situation.

    Payments to Broker-Dealers and Other Financial Intermediaries

    If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI

    SUPPLEMENT TO THE SUMMARY PROSPECTUSES, PROSPECTUSES AND
    STATEMENTS OF ADDITIONAL INFORMATION
    OF
    WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
    (Each, a “Fund” and together, the “Funds”)

    At a meeting held on May 19-20, 2015, the Board of Trustees of the Funds (the “Board”) approved the following changes in response to the Securities and Exchange Commission’s 2014 amendments to rules governing money market funds, to become effective on or prior to October 14, 2016:

    Retail Money Market Funds

    The Board has preliminarily designated the following Funds as “retail money market funds”, within the meaning of amended Rule 2a-7 under the Investment Company Act of 1940 (the “Retail Money Market Funds”):

      Wells Fargo Advantage Money Market Fund
      Wells Fargo Advantage California Municipal Money Market Fund
      Wells Fargo Advantage Municipal Money Market Fund
      Wells Fargo Advantage National Tax-Free Money Market Fund

    The Board has approved preliminary policies and procedures that are reasonably designed to limit all beneficial owners of the Retail Money Market Funds to natural persons and that will be implemented on or prior to October 14, 2016.  The Retail Money Market Funds will continue to use amortized cost to transact at a stable $1.00 net asset value (“NAV”). The Retail Money Market Funds will be required to adopt policies and procedures to authorize the imposition of a fee on redemptions (“liquidity fee”) and/or a suspension of redemptions (“redemption gate”) in the event that a Fund’s weekly liquid assets fall below designated thresholds, subject to the discretion of the Board.

    Institutional Money Market Funds

    The Board has not designated the following Funds as “retail money market funds” (the “Institutional Money Market Funds”):

      Wells Fargo Advantage Heritage Money Market Fund
      Wells Fargo Advantage Cash Investment Money Market Fund
      Wells Fargo Advantage Municipal Cash Management Money Market Fund

    The Institutional Money Market Funds will be required to transact at their market-based NAV, rounded to four decimal places. The Institutional Money Market Funds will also be required to adopt policies and procedures to authorize the imposition a liquidity fee and/or redemption gate in the event that a Fund’s weekly liquid assets fall below designated thresholds, subject to the discretion of the Board.  The Institutional Money Market Funds will not be limited to institutional investors, but will continue to be available to retail investors as well.

    Government Money Market Funds

    The following Funds will continue to be “government money market funds”, within the meaning of amended Rule 2a-7 under the Investment Company Act of 1940 (the “Government Money Market Funds”):

      Wells Fargo Advantage Government Money Market Fund
      Wells Fargo Advantage Treasury Plus Money Market Fund
      Wells Fargo Advantage 100% Treasury Money Market Fund

    The Government Money Market Funds will continue to use amortized cost to transact at a stable $1.00 NAV. The Board has determined that it has no current intention of voluntarily adopting liquidity fees or redemption gates for the Government Money Market Funds.

    May 21, 2015                                                                                                                      MMAM055/P1203SP

    Municipal Money Market Fund Summary

    Class/Ticker: Investor Class - WMVXX

    Summary Prospectus

    June 1, 2015

Link to Prospectus	Link to SAI

    Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargoadvantagefunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus") and statement of additional information ("SAI") dated June 1, 2015 are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

    Investment Objective

    The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

    Fees and Expenses

    These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.30%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.57%
Total Annual Fund Operating Expenses	0.87%
Fee Waiver	0.23%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.64%
1.	The Adviser has contractually committed through May 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

    Example of Expenses

    The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$65
3 Years	$255
5 Years	$460
10 Years	$1,051

    Principal Investment Strategies

    Under normal circumstances, we invest:

      exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments; and

        at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

      We may also invest:

        any amount in securities that pay interest subject to federal AMT.

      We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

      We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax.

      Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

      Principal Investment Risks

      An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

      Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

      Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

      Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

      Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

      Money Market Fund Risk. Although a Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

      Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

      Regulatory Risk. On July 23, 2014, the Securities and Exchange Commission voted to amend various rules related to money market funds, including Rule 2a-7. There are various compliance dates for these amendments, with the latest being October 14, 2016. In order to comply, the Fund may be required to take certain steps that could affect money market fund investments and operations. The precise nature of these changes and their impact on the Fund and its shareholders has not yet been determined.

      Performance

      The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

      Calendar Year Total Returns as of 12/31 each year
      Investor Class

Highest Quarter: 3rd Quarter 2007	+0.85%
Lowest Quarter: 1st Quarter 2010	+0.00%
Year-to-date total return as of 3/31/2015 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2014
	Inception Date of Share Class	1 Year	5 Year	10 Year
Investor Class	7/9/2010	0.03%	0.03%	1.09%

      Fund Management

Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

      Purchase and Sale of Fund Shares

      In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

      Minimum Initial Investment
      Regular Accounts: $2,500
      IRAs, IRA Rollovers, Roth IRAs: $1,000
      UGMA/UTMA Accounts: $1,000
      Employer Sponsored Retirement Plans: No Minimum   Minimum Additional Investment
      Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
      UGMA/UTMA Accounts: $50
      Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

      Tax Information

      The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific situation.

      Payments to Broker-Dealers and Other Financial Intermediaries

      If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI

      SUPPLEMENT TO THE SUMMARY PROSPECTUSES, PROSPECTUSES AND
      STATEMENTS OF ADDITIONAL INFORMATION
      OF
      WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
      (Each, a “Fund” and together, the “Funds”)

      At a meeting held on May 19-20, 2015, the Board of Trustees of the Funds (the “Board”) approved the following changes in response to the Securities and Exchange Commission’s 2014 amendments to rules governing money market funds, to become effective on or prior to October 14, 2016:

      Retail Money Market Funds

      The Board has preliminarily designated the following Funds as “retail money market funds”, within the meaning of amended Rule 2a-7 under the Investment Company Act of 1940 (the “Retail Money Market Funds”):

        Wells Fargo Advantage Money Market Fund
        Wells Fargo Advantage California Municipal Money Market Fund
        Wells Fargo Advantage Municipal Money Market Fund
        Wells Fargo Advantage National Tax-Free Money Market Fund

      The Board has approved preliminary policies and procedures that are reasonably designed to limit all beneficial owners of the Retail Money Market Funds to natural persons and that will be implemented on or prior to October 14, 2016.  The Retail Money Market Funds will continue to use amortized cost to transact at a stable $1.00 net asset value (“NAV”). The Retail Money Market Funds will be required to adopt policies and procedures to authorize the imposition of a fee on redemptions (“liquidity fee”) and/or a suspension of redemptions (“redemption gate”) in the event that a Fund’s weekly liquid assets fall below designated thresholds, subject to the discretion of the Board.

      Institutional Money Market Funds

      The Board has not designated the following Funds as “retail money market funds” (the “Institutional Money Market Funds”):

        Wells Fargo Advantage Heritage Money Market Fund
        Wells Fargo Advantage Cash Investment Money Market Fund
        Wells Fargo Advantage Municipal Cash Management Money Market Fund

      The Institutional Money Market Funds will be required to transact at their market-based NAV, rounded to four decimal places. The Institutional Money Market Funds will also be required to adopt policies and procedures to authorize the imposition a liquidity fee and/or redemption gate in the event that a Fund’s weekly liquid assets fall below designated thresholds, subject to the discretion of the Board.  The Institutional Money Market Funds will not be limited to institutional investors, but will continue to be available to retail investors as well.

      Government Money Market Funds

      The following Funds will continue to be “government money market funds”, within the meaning of amended Rule 2a-7 under the Investment Company Act of 1940 (the “Government Money Market Funds”):

        Wells Fargo Advantage Government Money Market Fund
        Wells Fargo Advantage Treasury Plus Money Market Fund
        Wells Fargo Advantage 100% Treasury Money Market Fund

      The Government Money Market Funds will continue to use amortized cost to transact at a stable $1.00 NAV. The Board has determined that it has no current intention of voluntarily adopting liquidity fees or redemption gates for the Government Money Market Funds.

      May 21, 2015                                                                                                                      MMAM055/P1203SP

      SUPPLEMENT TO THE INVESTOR CLASS SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION
      OF
      WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS
      WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
      WELLS FARGO ADVANTAGE INCOME FUNDS
      WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUNDS
      WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
      WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
      WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
      WELLS FARGO ADVANTAGE SMALL TO MID CAP STOCK FUNDS
      WELLS FARGO ADVANTAGE SPECIALTY FUNDS
      (Each, a “Fund” and together, the “Funds”)

      At a meeting held on May 19-20, 2015, the Board of Trustees of the Funds approved the conversion of each Fund’s Investor Class shares into Class A shares.  Accordingly, effective on or about the close of business on October 23, 2015 (the “Conversion Date”), all Investor Class shares of each Fund will automatically convert to Class A shares of the same Fund. The automatic conversion of each Fund’s Investor Class shares into Class A shares on the Conversion Date is not expected to be a taxable event for federal income tax purposes, and should not result in the recognition of gain or loss by such converting shareholders.

      Investor Class shareholders whose shares are converted to Class A shares will be able to buy Class A shares at NAV, provided such shareholders hold their shares directly with the Funds at the time of conversion, or hold their shares in a qualifying self-directed brokerage account program, or move their shares from an intermediary account to either a direct-to-fund account within 90 days of the Conversion Date or a qualifying self-directed brokerage account program.

      May 22, 2015                                                                                                  TDIV055/P606SP
                                                                                                                              55606

      Municipal Money Market Fund Summary

      Class/Ticker: Service Class - WMSXX

      Summary Prospectus

      June 1, 2015

Link to Prospectus	Link to SAI

      Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargoadvantagefunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus") and statement of additional information ("SAI") dated June 1, 2015 are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

      Investment Objective

      The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

      Fees and Expenses

      These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.30%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.44%
Total Annual Fund Operating Expenses	0.74%
Fee Waiver	0.29%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.45%
1.	The Adviser has contractually committed through May 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

      Example of Expenses

      The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$46
3 Years	$207
5 Years	$383
10 Years	$891

      Principal Investment Strategies

      Under normal circumstances, we invest:

        exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments; and

          at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

        We may also invest:

          any amount in securities that pay interest subject to federal AMT.

        We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

        We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax.

        Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

        Principal Investment Risks

        An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

        Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

        Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

        Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

        Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

        Money Market Fund Risk. Although a Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

        Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

        Regulatory Risk. On July 23, 2014, the Securities and Exchange Commission voted to amend various rules related to money market funds, including Rule 2a-7. There are various compliance dates for these amendments, with the latest being October 14, 2016. In order to comply, the Fund may be required to take certain steps that could affect money market fund investments and operations. The precise nature of these changes and their impact on the Fund and its shareholders has not yet been determined.

        Performance

        The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

        Calendar Year Total Returns as of 12/31 each year
        Service Class

Highest Quarter: 3rd Quarter 2007	+0.85%
Lowest Quarter: 1st Quarter 2014	+0.00%
Year-to-date total return as of 3/31/2015 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2014
	Inception Date of Share Class	1 Year	5 Year	10 Year
Service Class	11/2/1988	0.03%	0.03%	1.09%

        Fund Management

Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

        Purchase and Sale of Fund Shares

        In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Service Class: $100,000 Minimum Additional Investment Service Class: No Minimum	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

        Tax Information

        The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific situation.

        Payments to Broker-Dealers and Other Financial Intermediaries

        If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI

        SUPPLEMENT TO THE SUMMARY PROSPECTUSES, PROSPECTUSES AND
        STATEMENTS OF ADDITIONAL INFORMATION
        OF
        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
        (Each, a “Fund” and together, the “Funds”)

        At a meeting held on May 19-20, 2015, the Board of Trustees of the Funds (the “Board”) approved the following changes in response to the Securities and Exchange Commission’s 2014 amendments to rules governing money market funds, to become effective on or prior to October 14, 2016:

        Retail Money Market Funds

        The Board has preliminarily designated the following Funds as “retail money market funds”, within the meaning of amended Rule 2a-7 under the Investment Company Act of 1940 (the “Retail Money Market Funds”):

          Wells Fargo Advantage Money Market Fund
          Wells Fargo Advantage California Municipal Money Market Fund
          Wells Fargo Advantage Municipal Money Market Fund
          Wells Fargo Advantage National Tax-Free Money Market Fund

        The Board has approved preliminary policies and procedures that are reasonably designed to limit all beneficial owners of the Retail Money Market Funds to natural persons and that will be implemented on or prior to October 14, 2016.  The Retail Money Market Funds will continue to use amortized cost to transact at a stable $1.00 net asset value (“NAV”). The Retail Money Market Funds will be required to adopt policies and procedures to authorize the imposition of a fee on redemptions (“liquidity fee”) and/or a suspension of redemptions (“redemption gate”) in the event that a Fund’s weekly liquid assets fall below designated thresholds, subject to the discretion of the Board.

        Institutional Money Market Funds

        The Board has not designated the following Funds as “retail money market funds” (the “Institutional Money Market Funds”):

          Wells Fargo Advantage Heritage Money Market Fund
          Wells Fargo Advantage Cash Investment Money Market Fund
          Wells Fargo Advantage Municipal Cash Management Money Market Fund

        The Institutional Money Market Funds will be required to transact at their market-based NAV, rounded to four decimal places. The Institutional Money Market Funds will also be required to adopt policies and procedures to authorize the imposition a liquidity fee and/or redemption gate in the event that a Fund’s weekly liquid assets fall below designated thresholds, subject to the discretion of the Board.  The Institutional Money Market Funds will not be limited to institutional investors, but will continue to be available to retail investors as well.

        Government Money Market Funds

        The following Funds will continue to be “government money market funds”, within the meaning of amended Rule 2a-7 under the Investment Company Act of 1940 (the “Government Money Market Funds”):

          Wells Fargo Advantage Government Money Market Fund
          Wells Fargo Advantage Treasury Plus Money Market Fund
          Wells Fargo Advantage 100% Treasury Money Market Fund

        The Government Money Market Funds will continue to use amortized cost to transact at a stable $1.00 NAV. The Board has determined that it has no current intention of voluntarily adopting liquidity fees or redemption gates for the Government Money Market Funds.

        May 21, 2015                                                                                                                      MMAM055/P1203SP

        Municipal Money Market Fund Summary

        Class/Ticker: Sweep Class - N/A

        Summary Prospectus

        June 1, 2015

Link to Prospectus	Link to SAI

        Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargoadvantagefunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus") and statement of additional information ("SAI") dated June 1, 2015 are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

        Investment Objective

        The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

        Fees and Expenses

        These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.30%
Distribution (12b-1) Fees	0.35%
Other Expenses	0.54%
Total Annual Fund Operating Expenses	1.19%
Fee Waiver	0.19%
Total Annual Fund Operating Expenses After Fee Waiver[1]	1.00%
1.	The Adviser has contractually committed through May 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

        Example of Expenses

        The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$102
3 Years	$359
5 Years	$636
10 Years	$1,426

        Principal Investment Strategies

        Under normal circumstances, we invest:

          exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments; and

            at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

          We may also invest:

            any amount in securities that pay interest subject to federal AMT.

          We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

          We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax.

          Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

          Principal Investment Risks

          An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

          Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

          Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

          Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

          Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

          Money Market Fund Risk. Although a Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

          Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

          Regulatory Risk. On July 23, 2014, the Securities and Exchange Commission voted to amend various rules related to money market funds, including Rule 2a-7. There are various compliance dates for these amendments, with the latest being October 14, 2016. In order to comply, the Fund may be required to take certain steps that could affect money market fund investments and operations. The precise nature of these changes and their impact on the Fund and its shareholders has not yet been determined.

          Performance

          The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

          Calendar Year Returns as of 12/31 each year
          Sweep Class

Highest Quarter: 3rd Quarter 2007	+0.70%
Lowest Quarter: 1st Quarter 2014	+0.00%
Year-to-date total return as of 3/31/2015 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2014
	Inception Date of Share Class	1 Year	5 Year	10 Year
Sweep Class	6/30/2000	0.03%	0.03%	0.82%

          Fund Management

Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

          Purchase and Sale of Fund Shares

          You can buy Sweep Class shares exclusively through a shareholder servicing agent who has entered into an agreement with us to make investments in the Fund on your behalf. Share purchases are made through your Customer Account with a shareholder servicing agent and are governed in accordance with the terms of the Customer Account. Shareholder servicing agents automatically invest or "sweep" balances in your Customer Account into Sweep Class shares. Please contact your shareholder servicing agent for more information.

Minimum Investments	To Buy or Sell Shares
Fund shares have no minimum initial or subsequent purchase requirements.	Contact your shareholder servicing agent.

          Tax Information

          The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific situation.

          Payments to Broker-Dealers and Other Financial Intermediaries

          If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI

          SUPPLEMENT TO THE SUMMARY PROSPECTUSES, PROSPECTUSES AND
          STATEMENTS OF ADDITIONAL INFORMATION
          OF
          WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
          (Each, a “Fund” and together, the “Funds”)

          At a meeting held on May 19-20, 2015, the Board of Trustees of the Funds (the “Board”) approved the following changes in response to the Securities and Exchange Commission’s 2014 amendments to rules governing money market funds, to become effective on or prior to October 14, 2016:

          Retail Money Market Funds

          The Board has preliminarily designated the following Funds as “retail money market funds”, within the meaning of amended Rule 2a-7 under the Investment Company Act of 1940 (the “Retail Money Market Funds”):

            Wells Fargo Advantage Money Market Fund
            Wells Fargo Advantage California Municipal Money Market Fund
            Wells Fargo Advantage Municipal Money Market Fund
            Wells Fargo Advantage National Tax-Free Money Market Fund

          The Board has approved preliminary policies and procedures that are reasonably designed to limit all beneficial owners of the Retail Money Market Funds to natural persons and that will be implemented on or prior to October 14, 2016.  The Retail Money Market Funds will continue to use amortized cost to transact at a stable $1.00 net asset value (“NAV”). The Retail Money Market Funds will be required to adopt policies and procedures to authorize the imposition of a fee on redemptions (“liquidity fee”) and/or a suspension of redemptions (“redemption gate”) in the event that a Fund’s weekly liquid assets fall below designated thresholds, subject to the discretion of the Board.

          Institutional Money Market Funds

          The Board has not designated the following Funds as “retail money market funds” (the “Institutional Money Market Funds”):

            Wells Fargo Advantage Heritage Money Market Fund
            Wells Fargo Advantage Cash Investment Money Market Fund
            Wells Fargo Advantage Municipal Cash Management Money Market Fund

          The Institutional Money Market Funds will be required to transact at their market-based NAV, rounded to four decimal places. The Institutional Money Market Funds will also be required to adopt policies and procedures to authorize the imposition a liquidity fee and/or redemption gate in the event that a Fund’s weekly liquid assets fall below designated thresholds, subject to the discretion of the Board.  The Institutional Money Market Funds will not be limited to institutional investors, but will continue to be available to retail investors as well.

          Government Money Market Funds

          The following Funds will continue to be “government money market funds”, within the meaning of amended Rule 2a-7 under the Investment Company Act of 1940 (the “Government Money Market Funds”):

            Wells Fargo Advantage Government Money Market Fund
            Wells Fargo Advantage Treasury Plus Money Market Fund
            Wells Fargo Advantage 100% Treasury Money Market Fund

          The Government Money Market Funds will continue to use amortized cost to transact at a stable $1.00 NAV. The Board has determined that it has no current intention of voluntarily adopting liquidity fees or redemption gates for the Government Money Market Funds.

          May 21, 2015                                                                                                                      MMAM055/P1203SP